Expense Example, No Redemption - Class A C S I N T Shares - Janus Henderson Dividend and Income Builder Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	694	946	1,217	1,989	203	627	1,078	2,131	645	1,906	3,130	6,033	101	315	547	1,213	147	456	787	1,724	120	375	649	1,432